FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Aging of Accounts Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Noncurrent, Past Due [Line Items]
Total accounts receivable, gross	$ 59,871	$ 59,034
Allowance for doubtful accounts	8,308	7,964
Accounts receivable, net	51,563	51,070
0 to 60 days
Accounts Receivable, Noncurrent, Past Due [Line Items]
Total accounts receivable, gross	38,370	41,820
61 to 120 days
Accounts Receivable, Noncurrent, Past Due [Line Items]
Total accounts receivable, gross	6,395	8,117
120 days +
Accounts Receivable, Noncurrent, Past Due [Line Items]
Total accounts receivable, gross	$ 15,106	$ 9,097